Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant components of deferred tax assets
Derivative financial instruments	$ (3,526)	$ 3,551	$ 10,862
Oil and natural gas properties and equipment	(119,354)	(87,138)	(59,854)
Net operating loss carry-forward	186,222	180,740	207,427
Other	705	(926)	(2,174)
Gross deferred tax assets	64,047	96,227	156,261
Valuation allowance	(650)	(649)	(1,309)
Net deferred tax assets	63,397	95,578	154,952
Net deferred tax assets and liabilities
Deferred tax asset	64,903	95,578	154,952
Deferred tax liability	1,506
Net deferred tax assets	$ 63,397	$ 95,578	$ 154,952